ADVANCES TO SUPPLIERS (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
ADVANCES TO SUPPLIERS [Abstract]
Advances to suppliers under purchase contracts with term of less than 1 year		63,552,991	188,358,498
Advances to suppliers under purchase contracts with term of more than 1 year			229,376,531
Total		63,552,991	417,735,029
Advances to suppliers to be utilized beyond one year			(209,630,940)
Advances to suppliers-current	10,200,958	63,552,991	208,104,089
Provision for advance to suppliers	$ 36,447,800	227,073,440	652,937